FEDERATED AMERICAN LEADERS FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                   May 5, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED AMERICAN LEADERS FUND, INC.
            1933 Act File No. 2-29786
            1940 ACT FILE NO. 811-1704

Dear Sir or Madam:
      I am hereby writing to correct the record and advise that the 497(j) filing for Federated American Leaders Fund, Inc. (File Nos. 2-29786 and 811-1704) filed on May 4, 1998, accession number 0000005352-98-000001, was filed in error and therefore, should be disregarded. The record should reflect the most current filing for Federated American Leaders Fund, Inc. which was a Rule 30(b)(2) filing, filed on December 2, 1997.

      If you have any questions regarding this correspondence, please call Heather M. Aland, Compliance Analyst, at (412) 288-1097.


                                          Very truly yours,



                                          /s/ Heather M. Aland
                                          Heather M. Aland
                                          Compliance Analyst